Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Stock Option Activity with in 2014 Stock Incentive Plan and 2019 Incentive Award Plan
The below summary includes stock option activity within the Company’s 2014 Stock Incentive Plan and 2019 Incentive Award Plan for the six months ended June 30, 2023:

	Number of shares in Plans	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding as of December 31, 2022	5,742,053	$2.35	6.69	$9,114

Granted	27,350	4.66	4.84	—
Exercised	(2,969)	0.07	—	$1
Forfeited	(1,026,948)	2.45	—	—

Outstanding as of June 30, 2023	4,739,486	$2.34	6.20	$3

Options exercisable as of June 30, 2023	4,249,097	$2.35	6.07	$3

Options unvested as of June 30, 2023	490,389	$2.20	7.33	$—

A summary of the stock option activity under the 2014 Plan and the 2019 Plan are as follows:

	Number of shares	Weighted average exercise price (1)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding as of December 31, 2020	6,816,798	$10.11	8.45	$171,415
Granted	1,357,426	32.76	8.07	—
Exercised	(642,314)	2.02	—	$11,652
Forfeited	(701,873)	16.48	—	—

Outstanding as of December 31, 2021	6,830,037	$5.35	7.76	$6,987

Granted	221,176	1.78	8.32	—
Exercised	(10,047)	1.24	—	$37
Forfeited	(1,299,113)	18.04	—	—

Outstanding as of December 31, 2022	5,742,053	$2.35	6.69	$9,114

Options exercisable as of December 31, 2022	4,579,486	$2.40	6.39	$7,071

Options unvested as of December 31, 2022	1,162,567	$2.12	7.84	$2,043

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock.
(1)
On August 17, 2022, the Company’s Board of Directors approved the repricing of all options granted under the 2019 Incentive Award Plan that were held by then current employees, executives, directors, and consultants for which the exercise price per share was greater than the closing price per share of the Company’s common stock on August 17, 2022 (Underwater Options) by reducing the exercise price of each Underwater Option to $2.14, the closing price per share of the Company’s common stock on August 17, 2022. See “
Repricing of stock options
” section for more information.

Summary of Grant-date Fair Value of Stock Options Granted on Weighted Average Basis
The assumptions that the Company used to determine the grant-date fair value of stock options granted to employees and directors were as follows, presented on a weighted average basis:

June 30, 2023
Risk-free interest rate	3.6%
Expected term (in years)	6.0
Expected volatility	92.0%
Expected dividend yield	0.0%

The assumptions that the Company used to determine the grant-date fair value of stock options granted to employees and directors were as follows, presented on a weighted average basis:

	Year Ended December 31,
	2022	2021
Risk-free interest rate	3.0%	0.5%
Expected term (in years)	6.0	6.0
Expected volatility	80.0%	79.8%
Expected dividend yield	0.0%	0.0%

Summary of Recognized Stock-based Compensation
The Company recognized stock-based compensation within the accompanying consolidated statements of operations as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Research and development	$171	$1,598	$1,010	$3,899
General and administrative	2,726	2,966	5,318	5,931

Total	$2,897	$4,564	$6,328	$9,830

Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Status of Restricted Common Stock and Restricted Stock Units
The below summary includes restricted stock unit activity within the Company’s 2019 Incentive Award Plan for the six months ended June 30, 2023:

	Number of shares	Weighted average fair value
Unvested, December 31, 2022	3,101,650	$2.51
Awarded	1,666,340	4.78
Vested	(673,900)	0.97
Forfeited	(992,690)	3.84

Unvested as of June 30, 2023	3,101,400	$3.59

The below summary includes restricted stock unit activity within the Company’s 2019 Incentive Award Plan for the year ended December 31, 2022.

	Number of shares	Weighted average fair value
Unvested, December 31, 2021	626,300	$9.54
Awarded	3,576,650	3.01
Vested	(551,450)	9.54
Forfeited	(549,850)	5.06

Unvested, December 31, 2022	3,101,650	$2.80